UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ---------------------

Check here if Amendment [ ]; Amendment Number: ------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aurelius Capital Management, LP
         --------------------------------
Address: 535 Madison Avenue
         --------------------------------
         22nd Floor
         --------------------------------
         New York, NY 10022
         --------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William D. Corcoran Jr.
        --------------------------------
Title:  Chief Financial Officer
        --------------------------------
Phone:  (646) 445-6575
        --------------------------------

Signature, Place, and Date of Signing:


  /s/ William D. Corcoran Jr.         New York, NY              08/14/08
--------------------------------    --------------------     ---------------
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:              0
                                         ---------------
Form 13F Information Table Entry Total:        18
                                         ---------------
Form 13F Information Table Value Total:    $107,347
                                         ---------------
                                           (thousands)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE


                                                            FORM 13F INFORMATION TABLE
           COLUMN 1            COLUMN 2         COLUMN 3   COLUMN 4          COLUMN 5     COLUMN 6   COLUMN 7           COLUMN 8

                              TITLE OF                     VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER         CLASS             CUSIP    (X$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION    COM             060505104   1,740      72,900   SH           SOLE               72,900
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                   COM NEW         131347304   3,050     135,202   SH           SOLE              135,202
------------------------------------------------------------------------------------------------------------------------------------
EMC CORP MASS                  COM             268848102     605      41,198   SH           SOLE               41,198
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN          COM             313586109   3,902     200,000   SH   PUT     SOLE              200,000
------------------------------------------------------------------------------------------------------------------------------------
INDYMAC BANCORP INC            WIRES 2031      456607209   2,764     438,712   SH           SOLE              438,712
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS INC          COM             524908100   4,073     205,600   SH   PUT     SOLE              205,600
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS INC          COM             524908100     991      50,000   SH           SOLE               50,000
------------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP                     COM             540424108     827      17,639   SH           SOLE               17,639
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC                      COM             55616P104   6,463     332,800   SH           SOLE              332,800
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC         COM             590188108   3,647     115,000   SH           SOLE              115,000
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC         COM             590188108  12,684     400,000   SH   PUT     SOLE              400,000
------------------------------------------------------------------------------------------------------------------------------------
PENNEY J C INC                 COM             708160106   7,403     204,000   SH           SOLE              204,000
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL FINANCIAL GROUP IN   COM             74251V102   3,148      75,000   SH           SOLE               75,000
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL FINANCIAL GROUP IN   COM             74251V102  11,752     280,000   SH   PUT     SOLE              280,000
------------------------------------------------------------------------------------------------------------------------------------
VMWARE INC                     CL A COM        928563402   4,982      92,495   SH           SOLE               92,495
------------------------------------------------------------------------------------------------------------------------------------
WCI CMNTYS INC                 NOTE 4.000% 8/1 92923CAKO  31,138  39,250,000   PRN          SOLE           39,250,000
------------------------------------------------------------------------------------------------------------------------------------
YRC WORLDWIDE INC              COM             984249102   5,205     350,000   SH           SOLE              350,000
------------------------------------------------------------------------------------------------------------------------------------
YRC WORLDWIDE INC              COM             984249102   2,974     200,000   SH   PUT     SOLE              200,000
------------------------------------------------------------------------------------------------------------------------------------
